Label	Element	Value
PD Small-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Growth Index Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios – In the Principal Investment Strategies subsection for each of these Funds, the second through seventh sentences of the second paragraph are deleted and replaced with the following:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, in the Principal Risks subsection for each of these Funds, Sector Risk is deleted and replaced with the following:

●  Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.